UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:

Centaur Mutual Funds Trust

1460 Main Street, Suite 234

Southlake, TX 76092

2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):   ☑

3.   Investment Company Act File Number: 811-21606

     Securities Act File Number: 333-117597

4(a)

Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b) □ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

              (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) ☐  Check box if this is the last time the issuer will be filing this Form.

5.

Calculation of registration fee:

(i)

Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):

$18,609,388

(ii)

Aggregate price of securities
redeemed or repurchased during the
fiscal year:            $34,577,844

(iii)

Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October
11, 1995 that were not previously used
to reduce registration fees payable
to the Commission:      $25,521,681

(iv)

Total available redemption credits
[add Items 5(ii) and 5(iii):

-$60,099,525

(v)

Net sales -- if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:

$          0

(vi)

Redemption credits available for use
in future years - if Item 5(i) is less
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:

$(41,490,137)

(vii)

Multiplier for determining registration
fee (See Instruction C.9):

X

0.01288%

(viii)

Registration fee due [multiply Item
5(v) by Item 5(vii)] (enter “0” if no
fee is due):

=  $        0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0

7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):

+$0

8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                             $0

9.   Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

                Method of Delivery:

                           ☐ Wire Transfer

                           ☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Alan Gattis, Asst. Treasurer

Alan Gattis, Assistant Treasurer

Date January xx, 2014

* Please print the name and title of the signing officer below the signature.